Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Payable and Accrued Liabilities
Summary of accounts payable and accrued liabilities

	At December 31,	At December 31,
	2024	2023
Accounts payable	$5.1	$5.5
Accrued liabilities	23.6	25.4
	$28.7	$30.9